Variable Interest Entities and Other Consolidation Matters (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Variable Interest Entities and Other Consolidation Matters [Abstract]
Due to non-VIE subsidiaries	$ 9,343,423	$ 8,519,354